Expense Example, No Redemption - Class A Class C and Institutional Class - High Yield Strategy Fund - Class C	Aug. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 239
3 Years	741
5 Years	1,269
10 Years	$ 2,715